Leases - Balance sheet information relating to lease (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Leases
ROU assets	¥ 398,798	$ 57,027	¥ 433,617
Operating lease liabilities	47,458	6,786	57,224
Operating lease liabilities-non-current	¥ 556,951	$ 79,643	¥ 591,995
Weighted-average remaining lease term	9 years 5 months 12 days	9 years 5 months 12 days	10 years 4 months 24 days
Weight-average discount rate	4.89%	4.89%	4.89%